LONG-TERM INVESTMENT (Details) ¥ in Millions	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jul. 31, 2024 CNY (¥)
LONG-TERM INVESTMENT (Details) [Line Items]
Long-term investment | $	$ 418,784	$ 410,998
Long-Term Investments [Member]
LONG-TERM INVESTMENT (Details) [Line Items]
Percentage of equity interest		15.00%	15.00%	15.00%
Total purchase price (in Yuan Renminbi) | ¥			¥ 3	¥ 3